Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit))(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current, Federal	$ (5,059,000)	$ 83,916,000	$ 2,971,000
Current, State	(8,258,000)	(3,461,000)	(13,792,000)
Current, Foreign	62,000	1,000	10,000
Deferred, Federal	19,487,000	(157,000)	4,771,000
Deferred, State	4,706,000	3,872,000	(13,312,000)
Deferred, Foreign	3,000	14,000	(37,000)
Total income tax expense/(benefit)	$ 10,941,000	$ 84,185,000	$ (19,389,000)